Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000153951 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class C
Trading Symbol	JHERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class C/JHERX)	$204	1.83%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Fund (Class C/JHERX) returned 22.63% (excluding sales charges) for the year ended August 31, 2026. U.S. equities delivered a robust gain in the annual period, albeit with a brief stretch of weakness in March following the start of the conflict in Iran. Investors were encouraged by the highly favorable backdrop of healthy economic growth trends, strong corporate earnings, and supportive U.S. Federal Reserve policy. The value style outpaced the broader market, providing a tailwind for the fund.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector performed very well as a group and were the largest contributor to its absolute return. A number of semiconductor stocks benefiting from the artificial intelligence infrastructure buildout, including Samsung Electronics Company, Ltd., Applied Materials, Inc., Advanced Micro Devices, Inc., and Intel Corp., were the top contributors in both the sector and the fund as a whole.
Financials and health care | Citigroup, Inc. and Merck & Company, Inc. were key contributors in the two sectors, respectively.
Industrials and energy | The railway stock CSX Corp. was the top performer in industrials, and TotalEnergies SE led the way in energy.
TOP PERFORMANCE DETRACTORS
Real estate | Some of the fund’s positions in the sector finished with modest losses, due in part to rising long-term bond yields.
Consumer staples | Several holdings lost ground on concerns that the companies would be unable to pass along higher input costs to consumers. Kimberly-Clark Corp. was the largest detractor in the sector.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class C/JHERX)	21.84%	9.51%	10.00%
Equity Income Fund (Class C/JHERX)—excluding sales charge	22.63%	9.51%	10.00%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Value Index	29.72%	11.84%	11.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 513,534,492
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 3,753,316
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$513,534,492
Total number of portfolio holdings	117
Total advisory fees paid (net)	$3,753,316
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	5.9%
Apple, Inc.	4.3%
MetLife, Inc.	2.2%
The Charles Schwab Corp.	1.8%
JPMorgan Chase & Co.	1.8%
TotalEnergies SE	1.8%
The Southern Company	1.7%
ConocoPhillips	1.6%
Citigroup, Inc.	1.6%

Sector Composition
Financials	19.8%
Information technology	16.8%
Health care	13.5%
Industrials	12.4%
Energy	9.0%
Consumer discretionary	7.9%
Consumer staples	6.2%
Utilities	4.9%
Materials	3.2%
Real estate	2.9%
Communication services	2.7%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	5.9%
Apple, Inc.	4.3%
MetLife, Inc.	2.2%
The Charles Schwab Corp.	1.8%
JPMorgan Chase & Co.	1.8%
TotalEnergies SE	1.8%
The Southern Company	1.7%
ConocoPhillips	1.6%
Citigroup, Inc.	1.6%

C000153950 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class A
Trading Symbol	JHEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class A/JHEIX)	$126	1.13%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Fund (Class A/JHEIX) returned 23.48% (excluding sales charges) for the year ended August 31, 2026. U.S. equities delivered a robust gain in the annual period, albeit with a brief stretch of weakness in March following the start of the conflict in Iran. Investors were encouraged by the highly favorable backdrop of healthy economic growth trends, strong corporate earnings, and supportive U.S. Federal Reserve policy. The value style outpaced the broader market, providing a tailwind for the fund.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector performed very well as a group and were the largest contributor to its absolute return. A number of semiconductor stocks benefiting from the artificial intelligence infrastructure buildout, including Samsung Electronics Company, Ltd., Applied Materials, Inc., Advanced Micro Devices, Inc., and Intel Corp., were the top contributors in both the sector and the fund as a whole.
Financials and health care | Citigroup, Inc. and Merck & Company, Inc. were key contributors in the two sectors, respectively.
Industrials and energy | The railway stock CSX Corp. was the top performer in industrials, and TotalEnergies SE led the way in energy.
TOP PERFORMANCE DETRACTORS
Real estate | Some of the fund’s positions in the sector finished with modest losses, due in part to rising long-term bond yields.
Consumer staples | Several holdings lost ground on concerns that the companies would be unable to pass along higher input costs to consumers. Kimberly-Clark Corp. was the largest detractor in the sector.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class A/JHEIX)	17.30%	9.15%	10.21%
Equity Income Fund (Class A/JHEIX)—excluding sales charge	23.48%	10.28%	10.78%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Value Index	29.72%	11.84%	11.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 513,534,492
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 3,753,316
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$513,534,492
Total number of portfolio holdings	117
Total advisory fees paid (net)	$3,753,316
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	5.9%
Apple, Inc.	4.3%
MetLife, Inc.	2.2%
The Charles Schwab Corp.	1.8%
JPMorgan Chase & Co.	1.8%
TotalEnergies SE	1.8%
The Southern Company	1.7%
ConocoPhillips	1.6%
Citigroup, Inc.	1.6%

Sector Composition
Financials	19.8%
Information technology	16.8%
Health care	13.5%
Industrials	12.4%
Energy	9.0%
Consumer discretionary	7.9%
Consumer staples	6.2%
Utilities	4.9%
Materials	3.2%
Real estate	2.9%
Communication services	2.7%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	5.9%
Apple, Inc.	4.3%
MetLife, Inc.	2.2%
The Charles Schwab Corp.	1.8%
JPMorgan Chase & Co.	1.8%
TotalEnergies SE	1.8%
The Southern Company	1.7%
ConocoPhillips	1.6%
Citigroup, Inc.	1.6%

C000008922 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class 1
Trading Symbol	JIEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class 1/JIEMX)	$86	0.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Fund (Class 1/JIEMX) returned 24.00% for the year ended August 31, 2026. U.S. equities delivered a robust gain in the annual period, albeit with a brief stretch of weakness in March following the start of the conflict in Iran. Investors were encouraged by the highly favorable backdrop of healthy economic growth trends, strong corporate earnings, and supportive U.S. Federal Reserve policy. The value style outpaced the broader market, providing a tailwind for the fund.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector performed very well as a group and were the largest contributor to its absolute return. A number of semiconductor stocks benefiting from the artificial intelligence infrastructure buildout, including Samsung Electronics Company, Ltd., Applied Materials, Inc., Advanced Micro Devices, Inc., and Intel Corp., were the top contributors in both the sector and the fund as a whole.
Financials and health care | Citigroup, Inc. and Merck & Company, Inc. were key contributors in the two sectors, respectively.
Industrials and energy | The railway stock CSX Corp. was the top performer in industrials, and TotalEnergies SE led the way in energy.
TOP PERFORMANCE DETRACTORS
Real estate | Some of the fund’s positions in the sector finished with modest losses, due in part to rising long-term bond yields.
Consumer staples | Several holdings lost ground on concerns that the companies would be unable to pass along higher input costs to consumers. Kimberly-Clark Corp. was the largest detractor in the sector.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class 1/JIEMX)	24.00%	10.70%	11.18%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Value Index	29.72%	11.84%	11.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 513,534,492
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 3,753,316
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$513,534,492
Total number of portfolio holdings	117
Total advisory fees paid (net)	$3,753,316
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	5.9%
Apple, Inc.	4.3%
MetLife, Inc.	2.2%
The Charles Schwab Corp.	1.8%
JPMorgan Chase & Co.	1.8%
TotalEnergies SE	1.8%
The Southern Company	1.7%
ConocoPhillips	1.6%
Citigroup, Inc.	1.6%

Sector Composition
Financials	19.8%
Information technology	16.8%
Health care	13.5%
Industrials	12.4%
Energy	9.0%
Consumer discretionary	7.9%
Consumer staples	6.2%
Utilities	4.9%
Materials	3.2%
Real estate	2.9%
Communication services	2.7%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	5.9%
Apple, Inc.	4.3%
MetLife, Inc.	2.2%
The Charles Schwab Corp.	1.8%
JPMorgan Chase & Co.	1.8%
TotalEnergies SE	1.8%
The Southern Company	1.7%
ConocoPhillips	1.6%
Citigroup, Inc.	1.6%

C000100841 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class A
Trading Symbol	JFCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class A/JFCAX)	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class A/JFCAX) returned 7.10% (excluding sales charges) for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a substantial rally for U.S. stocks, driven by stronger-than-expected corporate profits, positive economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Alphabet, Inc. | The online advertising and search company experienced strong growth in its cloud services business, resulting primarily from increasing AI workloads.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
Group 1 Automotive, Inc. | Depressed auto sales volumes weighed on the stock of this car dealership group amid high vehicle prices and financing rates.
Workday, Inc. | The maker of human resources software came under pressure from fears about potential decelerating revenue growth due to competition from AI.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class A/JFCAX)	1.75%	6.50%	13.02%
Fundamental All Cap Core Fund (Class A/JFCAX)—excluding sales charge	7.10%	7.60%	13.61%
Russell 3000 Index	20.10%	11.80%	14.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 433,735,105
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,156,201
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$433,735,105
Total number of portfolio holdings	49
Total advisory fees paid (net)	$3,156,201
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

Sector Composition
Information technology	32.1%
Consumer discretionary	17.1%
Communication services	14.5%
Health care	13.9%
Financials	8.6%
Industrials	5.2%
Energy	2.8%
Real estate	2.7%
Materials	1.7%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

C000100842 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class C
Trading Symbol	JFCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class C/JFCCX)	$188	1.82%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class C/JFCCX) returned 6.33% (excluding sales charges) for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a substantial rally for U.S. stocks, driven by stronger-than-expected corporate profits, positive economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Alphabet, Inc. | The online advertising and search company experienced strong growth in its cloud services business, resulting primarily from increasing AI workloads.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
Group 1 Automotive, Inc. | Depressed auto sales volumes weighed on the stock of this car dealership group amid high vehicle prices and financing rates.
Workday, Inc. | The maker of human resources software came under pressure from fears about potential decelerating revenue growth due to competition from AI.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class C/JFCCX)	5.38%	6.84%	12.81%
Fundamental All Cap Core Fund (Class C/JFCCX)—excluding sales charge	6.33%	6.84%	12.81%
Russell 3000 Index	20.10%	11.80%	14.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 433,735,105
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,156,201
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$433,735,105
Total number of portfolio holdings	49
Total advisory fees paid (net)	$3,156,201
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

Sector Composition
Information technology	32.1%
Consumer discretionary	17.1%
Communication services	14.5%
Health care	13.9%
Financials	8.6%
Industrials	5.2%
Energy	2.8%
Real estate	2.7%
Materials	1.7%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

C000100843 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class I
Trading Symbol	JFCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class I/JFCIX)	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class I/JFCIX) returned 7.39% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a substantial rally for U.S. stocks, driven by stronger-than-expected corporate profits, positive economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Alphabet, Inc. | The online advertising and search company experienced strong growth in its cloud services business, resulting primarily from increasing AI workloads.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
Group 1 Automotive, Inc. | Depressed auto sales volumes weighed on the stock of this car dealership group amid high vehicle prices and financing rates.
Workday, Inc. | The maker of human resources software came under pressure from fears about potential decelerating revenue growth due to competition from AI.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class I/JFCIX)	7.39%	7.91%	13.95%
Russell 3000 Index	20.10%	11.80%	14.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 433,735,105
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,156,201
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$433,735,105
Total number of portfolio holdings	49
Total advisory fees paid (net)	$3,156,201
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

Sector Composition
Information technology	32.1%
Consumer discretionary	17.1%
Communication services	14.5%
Health care	13.9%
Financials	8.6%
Industrials	5.2%
Energy	2.8%
Real estate	2.7%
Materials	1.7%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

C000153970 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R2
Trading Symbol	JFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R2/JFACX)	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R2/JFACX) returned 6.97% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a substantial rally for U.S. stocks, driven by stronger-than-expected corporate profits, positive economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Alphabet, Inc. | The online advertising and search company experienced strong growth in its cloud services business, resulting primarily from increasing AI workloads.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
Group 1 Automotive, Inc. | Depressed auto sales volumes weighed on the stock of this car dealership group amid high vehicle prices and financing rates.
Workday, Inc. | The maker of human resources software came under pressure from fears about potential decelerating revenue growth due to competition from AI.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R2/JFACX)	6.97%	7.50%	13.53%
Russell 3000 Index	20.10%	11.80%	14.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 433,735,105
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,156,201
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$433,735,105
Total number of portfolio holdings	49
Total advisory fees paid (net)	$3,156,201
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

Sector Composition
Information technology	32.1%
Consumer discretionary	17.1%
Communication services	14.5%
Health care	13.9%
Financials	8.6%
Industrials	5.2%
Energy	2.8%
Real estate	2.7%
Materials	1.7%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

C000100846 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R4
Trading Symbol	JFARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R4/JFARX)	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R4/JFARX) returned 7.27% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a substantial rally for U.S. stocks, driven by stronger-than-expected corporate profits, positive economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Alphabet, Inc. | The online advertising and search company experienced strong growth in its cloud services business, resulting primarily from increasing AI workloads.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
Group 1 Automotive, Inc. | Depressed auto sales volumes weighed on the stock of this car dealership group amid high vehicle prices and financing rates.
Workday, Inc. | The maker of human resources software came under pressure from fears about potential decelerating revenue growth due to competition from AI.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R4/JFARX)	7.27%	7.83%	13.86%
Russell 3000 Index	20.10%	11.80%	14.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 433,735,105
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,156,201
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$433,735,105
Total number of portfolio holdings	49
Total advisory fees paid (net)	$3,156,201
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

Sector Composition
Information technology	32.1%
Consumer discretionary	17.1%
Communication services	14.5%
Health care	13.9%
Financials	8.6%
Industrials	5.2%
Energy	2.8%
Real estate	2.7%
Materials	1.7%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

C000153971 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R6
Trading Symbol	JFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R6/JFAIX)	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R6/JFAIX) returned 7.51% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a substantial rally for U.S. stocks, driven by stronger-than-expected corporate profits, positive economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Alphabet, Inc. | The online advertising and search company experienced strong growth in its cloud services business, resulting primarily from increasing AI workloads.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
Group 1 Automotive, Inc. | Depressed auto sales volumes weighed on the stock of this car dealership group amid high vehicle prices and financing rates.
Workday, Inc. | The maker of human resources software came under pressure from fears about potential decelerating revenue growth due to competition from AI.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R6/JFAIX)	7.51%	8.04%	14.07%
Russell 3000 Index	20.10%	11.80%	14.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 433,735,105
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,156,201
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$433,735,105
Total number of portfolio holdings	49
Total advisory fees paid (net)	$3,156,201
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

Sector Composition
Information technology	32.1%
Consumer discretionary	17.1%
Communication services	14.5%
Health care	13.9%
Financials	8.6%
Industrials	5.2%
Energy	2.8%
Real estate	2.7%
Materials	1.7%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

C000107913 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class R6
Trading Symbol	JHASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R6/JHASX)	$136	1.33%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R6/JHASX) returned 3.95% for the year ended August 31, 2026. The most significant factors during the reporting period included solid gains in global equity markets, rising interest rates, and currency market conditions.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries contributed the most to fund performance, benefiting from stronger-than-expected corporate profits and resilient global economic growth.
Cash | A noteworthy level of income was received based on cash return not related to actual holdings.
Value stocks | The fund’s holdings of value-oriented stocks aided performance, particularly amid periods of risk aversion in global equity markets.
TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period, adversely affected by sector rotation and valuation pressure.
Fixed-income securities | Rising interest rates globally put downward pressure on bond prices.
Foreign currency and futures holdings exposure | The fund’s defensive long/short positions in high-quality foreign currencies and futures holdings weighed on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R6/JHASX)	3.95%	2.46%	3.28%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA 0-3 Month U.S. Treasury Bill Index	3.82%	3.72%	2.40%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.73%	3.66%	5.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 246,306,655
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 2,724,399
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$246,306,655
Total number of portfolio holdings	264
Total advisory fees paid (net)	$2,724,399
Portfolio turnover rate	144%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	61.2%
Information technology	17.3%
Consumer staples	10.0%
Health care	9.6%
Financials	6.7%
Industrials	6.3%
Communication services	4.8%
Consumer discretionary	4.0%
Utilities	1.4%
Materials	1.1%
U.S. Government	31.1%
Other assets and liabilities, net	7.7%

Country Composition
United States	77.8%
Japan	4.4%
France	3.0%
United Kingdom	2.7%
South Korea	1.6%
China	1.6%
Netherlands	1.5%
Taiwan	1.3%
Switzerland	1.2%
Germany	1.2%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113522 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class R2
Trading Symbol	JHARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R2/JHARX)	$177	1.74%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R2/JHARX) returned 3.59% for the year ended August 31, 2026. The most significant factors during the reporting period included solid gains in global equity markets, rising interest rates, and currency market conditions.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries contributed the most to fund performance, benefiting from stronger-than-expected corporate profits and resilient global economic growth.
Cash | A noteworthy level of income was received based on cash return not related to actual holdings.
Value stocks | The fund’s holdings of value-oriented stocks aided performance, particularly amid periods of risk aversion in global equity markets.
TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period, adversely affected by sector rotation and valuation pressure.
Fixed-income securities | Rising interest rates globally put downward pressure on bond prices.
Foreign currency and futures holdings exposure | The fund’s defensive long/short positions in high-quality foreign currencies and futures holdings weighed on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R2/JHARX)	3.59%	2.06%	2.84%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA 0-3 Month U.S. Treasury Bill Index	3.82%	3.72%	2.40%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.73%	3.66%	5.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 246,306,655
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 2,724,399
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$246,306,655
Total number of portfolio holdings	264
Total advisory fees paid (net)	$2,724,399
Portfolio turnover rate	144%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	61.2%
Information technology	17.3%
Consumer staples	10.0%
Health care	9.6%
Financials	6.7%
Industrials	6.3%
Communication services	4.8%
Consumer discretionary	4.0%
Utilities	1.4%
Materials	1.1%
U.S. Government	31.1%
Other assets and liabilities, net	7.7%

Country Composition
United States	77.8%
Japan	4.4%
France	3.0%
United Kingdom	2.7%
South Korea	1.6%
China	1.6%
Netherlands	1.5%
Taiwan	1.3%
Switzerland	1.2%
Germany	1.2%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000107912 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class NAV)	$136	1.33%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class NAV) returned 3.94% for the year ended August 31, 2026. The most significant factors during the reporting period included solid gains in global equity markets, rising interest rates, and currency market conditions.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries contributed the most to fund performance, benefiting from stronger-than-expected corporate profits and resilient global economic growth.
Cash | A noteworthy level of income was received based on cash return not related to actual holdings.
Value stocks | The fund’s holdings of value-oriented stocks aided performance, particularly amid periods of risk aversion in global equity markets.
TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period, adversely affected by sector rotation and valuation pressure.
Fixed-income securities | Rising interest rates globally put downward pressure on bond prices.
Foreign currency and futures holdings exposure | The fund’s defensive long/short positions in high-quality foreign currencies and futures holdings weighed on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class NAV)	3.94%	2.48%	3.31%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA 0-3 Month U.S. Treasury Bill Index	3.82%	3.72%	2.40%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.73%	3.66%	5.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 246,306,655
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 2,724,399
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$246,306,655
Total number of portfolio holdings	264
Total advisory fees paid (net)	$2,724,399
Portfolio turnover rate	144%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	61.2%
Information technology	17.3%
Consumer staples	10.0%
Health care	9.6%
Financials	6.7%
Industrials	6.3%
Communication services	4.8%
Consumer discretionary	4.0%
Utilities	1.4%
Materials	1.1%
U.S. Government	31.1%
Other assets and liabilities, net	7.7%

Country Composition
United States	77.8%
Japan	4.4%
France	3.0%
United Kingdom	2.7%
South Korea	1.6%
China	1.6%
Netherlands	1.5%
Taiwan	1.3%
Switzerland	1.2%
Germany	1.2%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000107911 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class I
Trading Symbol	JHAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class I/JHAIX)	$147	1.44%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class I/JHAIX) returned 3.88% for the year ended August 31, 2026. The most significant factors during the reporting period included solid gains in global equity markets, rising interest rates, and currency market conditions.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries contributed the most to fund performance, benefiting from stronger-than-expected corporate profits and resilient global economic growth.
Cash | A noteworthy level of income was received based on cash return not related to actual holdings.
Value stocks | The fund’s holdings of value-oriented stocks aided performance, particularly amid periods of risk aversion in global equity markets.
TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period, adversely affected by sector rotation and valuation pressure.
Fixed-income securities | Rising interest rates globally put downward pressure on bond prices.
Foreign currency and futures holdings exposure | The fund’s defensive long/short positions in high-quality foreign currencies and futures holdings weighed on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class I/JHAIX)	3.88%	2.37%	3.18%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA 0-3 Month U.S. Treasury Bill Index	3.82%	3.72%	2.40%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.73%	3.66%	5.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 246,306,655
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 2,724,399
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$246,306,655
Total number of portfolio holdings	264
Total advisory fees paid (net)	$2,724,399
Portfolio turnover rate	144%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	61.2%
Information technology	17.3%
Consumer staples	10.0%
Health care	9.6%
Financials	6.7%
Industrials	6.3%
Communication services	4.8%
Consumer discretionary	4.0%
Utilities	1.4%
Materials	1.1%
U.S. Government	31.1%
Other assets and liabilities, net	7.7%

Country Composition
United States	77.8%
Japan	4.4%
France	3.0%
United Kingdom	2.7%
South Korea	1.6%
China	1.6%
Netherlands	1.5%
Taiwan	1.3%
Switzerland	1.2%
Germany	1.2%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000107910 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class C
Trading Symbol	JHACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class C/JHACX)	$248	2.44%

Expenses Paid, Amount	$ 248
Expense Ratio, Percent	2.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class C/JHACX) returned 2.93% (excluding sales charges) for the year ended August 31, 2026. The most significant factors during the reporting period included solid gains in global equity markets, rising interest rates, and currency market conditions.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries contributed the most to fund performance, benefiting from stronger-than-expected corporate profits and resilient global economic growth.
Cash | A noteworthy level of income was received based on cash return not related to actual holdings.
Value stocks | The fund’s holdings of value-oriented stocks aided performance, particularly amid periods of risk aversion in global equity markets.
TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period, adversely affected by sector rotation and valuation pressure.
Fixed-income securities | Rising interest rates globally put downward pressure on bond prices.
Foreign currency and futures holdings exposure | The fund’s defensive long/short positions in high-quality foreign currencies and futures holdings weighed on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class C/JHACX)	1.93%	1.35%	2.17%
Multi-Asset Absolute Return Fund (Class C/JHACX)—excluding sales charge	2.93%	1.35%	2.17%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA 0-3 Month U.S. Treasury Bill Index	3.82%	3.72%	2.40%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.73%	3.66%	5.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 246,306,655
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 2,724,399
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$246,306,655
Total number of portfolio holdings	264
Total advisory fees paid (net)	$2,724,399
Portfolio turnover rate	144%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	61.2%
Information technology	17.3%
Consumer staples	10.0%
Health care	9.6%
Financials	6.7%
Industrials	6.3%
Communication services	4.8%
Consumer discretionary	4.0%
Utilities	1.4%
Materials	1.1%
U.S. Government	31.1%
Other assets and liabilities, net	7.7%

Country Composition
United States	77.8%
Japan	4.4%
France	3.0%
United Kingdom	2.7%
South Korea	1.6%
China	1.6%
Netherlands	1.5%
Taiwan	1.3%
Switzerland	1.2%
Germany	1.2%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000107909 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class A
Trading Symbol	JHAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class A/JHAAX)	$177	1.74%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class A/JHAAX) returned 3.57% (excluding sales charges) for the year ended August 31, 2026. The most significant factors during the reporting period included solid gains in global equity markets, rising interest rates, and currency market conditions.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries contributed the most to fund performance, benefiting from stronger-than-expected corporate profits and resilient global economic growth.
Cash | A noteworthy level of income was received based on cash return not related to actual holdings.
Value stocks | The fund’s holdings of value-oriented stocks aided performance, particularly amid periods of risk aversion in global equity markets.
TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period, adversely affected by sector rotation and valuation pressure.
Fixed-income securities | Rising interest rates globally put downward pressure on bond prices.
Foreign currency and futures holdings exposure | The fund’s defensive long/short positions in high-quality foreign currencies and futures holdings weighed on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class A/JHAAX)	(1.65)%	1.02%	2.35%
Multi-Asset Absolute Return Fund (Class A/JHAAX)—excluding sales charge	3.57%	2.06%	2.88%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA 0-3 Month U.S. Treasury Bill Index	3.82%	3.72%	2.40%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.73%	3.66%	5.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 246,306,655
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 2,724,399
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$246,306,655
Total number of portfolio holdings	264
Total advisory fees paid (net)	$2,724,399
Portfolio turnover rate	144%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	61.2%
Information technology	17.3%
Consumer staples	10.0%
Health care	9.6%
Financials	6.7%
Industrials	6.3%
Communication services	4.8%
Consumer discretionary	4.0%
Utilities	1.4%
Materials	1.1%
U.S. Government	31.1%
Other assets and liabilities, net	7.7%

Country Composition
United States	77.8%
Japan	4.4%
France	3.0%
United Kingdom	2.7%
South Korea	1.6%
China	1.6%
Netherlands	1.5%
Taiwan	1.3%
Switzerland	1.2%
Germany	1.2%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000127063 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class A
Trading Symbol	JHGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class A/JHGEX)	$138	1.28%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class A/JHGEX) returned 14.87% (excluding sales charges) for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a healthy rally in global stock markets, driven by stronger-than-expected corporate profits, resilient global economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the fund’s top-performing sector.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector was one of two sectors in the portfolio to decline for the period amid weaker consumer sentiment in many regions of the globe.
AutoZone, Inc. | Softer revenue growth outside of the U.S. and increased competition domestically weighed on shares of the auto parts retailer.
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class A/JHGEX)	9.13%	7.03%	9.31%
Global Equity Fund (Class A/JHGEX)—excluding sales charge	14.87%	8.14%	9.88%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World Value Index	23.41%	11.36%	10.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,091,712,086
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 7,374,571
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,091,712,086
Total number of portfolio holdings	66
Total advisory fees paid (net)	$7,374,571
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

Sector Composition
Financials	19.4%
Information technology	13.8%
Industrials	10.3%
Health care	9.7%
Materials	8.9%
Consumer discretionary	8.8%
Communication services	8.2%
Consumer staples	7.9%
Energy	6.9%
Utilities	3.8%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

C000152689 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class C
Trading Symbol	JGECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class C/JGECX)	$212	1.98%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class C/JGECX) returned 14.14% (excluding sales charges) for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a healthy rally in global stock markets, driven by stronger-than-expected corporate profits, resilient global economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the fund’s top-performing sector.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector was one of two sectors in the portfolio to decline for the period amid weaker consumer sentiment in many regions of the globe.
AutoZone, Inc. | Softer revenue growth outside of the U.S. and increased competition domestically weighed on shares of the auto parts retailer.
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class C/JGECX)	13.14%	7.38%	9.11%
Global Equity Fund (Class C/JGECX)—excluding sales charge	14.14%	7.38%	9.11%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World Value Index	23.41%	11.36%	10.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,091,712,086
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 7,374,571
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,091,712,086
Total number of portfolio holdings	66
Total advisory fees paid (net)	$7,374,571
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

Sector Composition
Financials	19.4%
Information technology	13.8%
Industrials	10.3%
Health care	9.7%
Materials	8.9%
Consumer discretionary	8.8%
Communication services	8.2%
Consumer staples	7.9%
Energy	6.9%
Utilities	3.8%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

C000127064 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class I
Trading Symbol	JGEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class I/JGEFX)	$106	0.98%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class I/JGEFX) returned 15.34% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a healthy rally in global stock markets, driven by stronger-than-expected corporate profits, resilient global economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the fund’s top-performing sector.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector was one of two sectors in the portfolio to decline for the period amid weaker consumer sentiment in many regions of the globe.
AutoZone, Inc. | Softer revenue growth outside of the U.S. and increased competition domestically weighed on shares of the auto parts retailer.
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class I/JGEFX)	15.34%	8.47%	10.21%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World Value Index	23.41%	11.36%	10.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,091,712,086
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 7,374,571
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,091,712,086
Total number of portfolio holdings	66
Total advisory fees paid (net)	$7,374,571
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

Sector Composition
Financials	19.4%
Information technology	13.8%
Industrials	10.3%
Health care	9.7%
Materials	8.9%
Consumer discretionary	8.8%
Communication services	8.2%
Consumer staples	7.9%
Energy	6.9%
Utilities	3.8%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

C000127065 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class NAV)	$94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class NAV) returned 15.39% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a healthy rally in global stock markets, driven by stronger-than-expected corporate profits, resilient global economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the fund’s top-performing sector.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector was one of two sectors in the portfolio to decline for the period amid weaker consumer sentiment in many regions of the globe.
AutoZone, Inc. | Softer revenue growth outside of the U.S. and increased competition domestically weighed on shares of the auto parts retailer.
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class NAV)	15.39%	8.59%	10.34%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World Value Index	23.41%	11.36%	10.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,091,712,086
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 7,374,571
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,091,712,086
Total number of portfolio holdings	66
Total advisory fees paid (net)	$7,374,571
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

Sector Composition
Financials	19.4%
Information technology	13.8%
Industrials	10.3%
Health care	9.7%
Materials	8.9%
Consumer discretionary	8.8%
Communication services	8.2%
Consumer staples	7.9%
Energy	6.9%
Utilities	3.8%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

C000152690 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class R2
Trading Symbol	JGERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R2/JGERX)	$148	1.38%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class R2/JGERX) returned 14.88% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a healthy rally in global stock markets, driven by stronger-than-expected corporate profits, resilient global economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the fund’s top-performing sector.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector was one of two sectors in the portfolio to decline for the period amid weaker consumer sentiment in many regions of the globe.
AutoZone, Inc. | Softer revenue growth outside of the U.S. and increased competition domestically weighed on shares of the auto parts retailer.
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R2/JGERX)	14.88%	8.06%	9.81%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World Value Index	23.41%	11.36%	10.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,091,712,086
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 7,374,571
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,091,712,086
Total number of portfolio holdings	66
Total advisory fees paid (net)	$7,374,571
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

Sector Composition
Financials	19.4%
Information technology	13.8%
Industrials	10.3%
Health care	9.7%
Materials	8.9%
Consumer discretionary	8.8%
Communication services	8.2%
Consumer staples	7.9%
Energy	6.9%
Utilities	3.8%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

C000152691 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class R4
Trading Symbol	JGETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R4/JGETX)	$122	1.13%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class R4/JGETX) returned 15.11% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a healthy rally in global stock markets, driven by stronger-than-expected corporate profits, resilient global economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the fund’s top-performing sector.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector was one of two sectors in the portfolio to decline for the period amid weaker consumer sentiment in many regions of the globe.
AutoZone, Inc. | Softer revenue growth outside of the U.S. and increased competition domestically weighed on shares of the auto parts retailer.
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R4/JGETX)	15.11%	8.36%	10.13%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World Value Index	23.41%	11.36%	10.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,091,712,086
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 7,374,571
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,091,712,086
Total number of portfolio holdings	66
Total advisory fees paid (net)	$7,374,571
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

Sector Composition
Financials	19.4%
Information technology	13.8%
Industrials	10.3%
Health care	9.7%
Materials	8.9%
Consumer discretionary	8.8%
Communication services	8.2%
Consumer staples	7.9%
Energy	6.9%
Utilities	3.8%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

C000152692 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class R6
Trading Symbol	JGEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R6/JGEMX)	$95	0.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class R6/JGEMX) returned 15.40% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a healthy rally in global stock markets, driven by stronger-than-expected corporate profits, resilient global economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the fund’s top-performing sector.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector was one of two sectors in the portfolio to decline for the period amid weaker consumer sentiment in many regions of the globe.
AutoZone, Inc. | Softer revenue growth outside of the U.S. and increased competition domestically weighed on shares of the auto parts retailer.
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R6/JGEMX)	15.40%	8.56%	10.32%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World Value Index	23.41%	11.36%	10.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,091,712,086
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 7,374,571
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,091,712,086
Total number of portfolio holdings	66
Total advisory fees paid (net)	$7,374,571
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

Sector Composition
Financials	19.4%
Information technology	13.8%
Industrials	10.3%
Health care	9.7%
Materials	8.9%
Consumer discretionary	8.8%
Communication services	8.2%
Consumer staples	7.9%
Energy	6.9%
Utilities	3.8%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%